The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.0%
	Beverages — 3.1%
60,000	China Mengniu Dairy Co. Ltd.	$343,448
33,000	Danone SA	2,263,897
40,000	ITO EN Ltd.	2,452,924
4,000	JDE Peet’s NV†.	146,822
7,000	Morinaga Milk Industry Co. Ltd.	367,939
5,000	PepsiCo Inc.	707,250
30,000	Suntory Beverage & Food Ltd.	1,114,924
424,000	Vitasoy International Holdings Ltd.	1,630,748

		9,027,952

	Biotechnology — 7.6%
22,087	Alexion Pharmaceuticals Inc.†	3,377,323
360	ALX Oncology Holdings Inc.†	26,546
599	Amgen Inc.	149,037
1,348	Amicus Therapeutics Inc.†	13,318
4,500	Anika Therapeutics Inc.†	183,555
90,000	Aurinia Pharmaceuticals Inc.†	1,168,650
300	Berkeley Lights Inc.†	15,069
160	Biogen Inc.†	44,760
1,815	BioMarin Pharmaceutical Inc.†	137,051
1,145	BioNTech SE, ADR†	125,023
8,000	Bio-Rad Laboratories Inc., Cl. A†	4,569,360
3,733	Bluebird Bio Inc.†	112,550
290	Blueprint Medicines Corp.†	28,197
25,000	Catalent Inc.†	2,632,750
7,000	Charles River Laboratories International Inc.†	2,028,810
24,000	Clovis Oncology Inc.†	168,480
543	Fate Therapeutics Inc.†	44,770
1,500	Galapagos NV, ADR†	115,635
2,308	Gilead Sciences Inc.	149,166
12,324	Global Blood Therapeutics Inc.†	502,203
300	Guardant Health Inc.†	45,795
2,333	Idorsia Ltd.†	62,549
3,700	Illumina Inc.†	1,421,022
1,292	Incyte Corp.†	105,001
7,500	Invitae Corp.†	286,575
1,216	Iovance Biotherapeutics Inc.†	38,499
720	Legend Biotech Corp., ADR†	20,894
290	Mirati Therapeutics Inc.†	49,677
613	Moderna Inc.†	80,272
3,000	Pacific Biosciences of California Inc.†	99,930
58,871	Personalis Inc.†	1,448,815
1,482	Regeneron Pharmaceuticals Inc.†	701,193
238	Sage Therapeutics Inc.†	17,814
1,000	Sarepta Therapeutics Inc.†	74,530
434	Seagen Inc.†	60,265
122,100	Trillium Therapeutics Inc.†	1,311,354
5,000	Voyager Therapeutics Inc.†	23,550
1,600	Waters Corp.†	454,672

		21,894,660

Shares		Market Value
	Computer Software and Services — 0.0%
1,000	RealPage Inc.†	$87,200

	Electronics — 2.0%
12,800	Thermo Fisher Scientific Inc.	5,841,664

	Food — 20.8%
50,000	BellRing Brands Inc., Cl. A†	1,180,500
15,000	Calavo Growers Inc.	1,164,600
20,000	Campbell Soup Co.	1,005,400
2,500	Chr. Hansen Holding A/S†	227,171
190,000	Conagra Brands Inc.	7,144,000
67,500	Flowers Foods Inc.	1,606,500
45,000	General Mills Inc.	2,759,400
33,000	Kellogg Co.	2,088,900
35,000	Kerry Group plc, Cl. A	4,404,075
85,000	Kikkoman Corp.	5,058,930
22,000	Maple Leaf Foods Inc.	501,552
15,000	MEIJI Holdings Co. Ltd.	964,552
60,000	Mondele¯z International Inc., Cl. A	3,511,800
67,000	Nestlé SA	7,467,365
50,000	Nomad Foods Ltd.†	1,373,000
45,000	Post Holdings Inc.†	4,757,400
120,000	The Hain Celestial Group Inc.†	5,232,000
18,000	The J.M. Smucker Co.	2,277,540
120,000	Tingyi (Cayman Islands) Holding Corp.	220,424
65,000	Unilever plc, ADR	3,628,950
64,000	Yakult Honsha Co. Ltd.	3,236,848

		59,810,907

	Food and Staples Retailing — 4.6%
101,600	CVS Health Corp.	7,643,368
30,000	Ingles Markets Inc., Cl. A	1,849,500
20,000	Sprouts Farmers Market Inc.†	532,400
80,000	The Kroger Co.	2,879,200
8,000	United Natural Foods Inc.†	263,520

		13,167,988

	Health Care Equipment and Supplies — 16.1%
400	Agilent Technologies Inc.	50,856
13,350	Axogen Inc.†	270,471
35,000	Baxter International Inc.	2,951,900
10,000	Becton, Dickinson and Co.	2,431,500
30,000	Boston Scientific Corp.†	1,159,500
66,714	Cardiovascular Systems Inc.†	2,557,815
20,000	Cutera Inc.†	601,000
30,000	DENTSPLY SIRONA Inc.	1,914,300
6,554	Electromed Inc.†	69,079
900	Exact Sciences Corp.†	118,602
20,475	Fluidigm Corp.†	92,547
2,000	GenMark Diagnostics Inc.†	47,800
21,000	Gerresheimer AG	2,085,881
18,000	Globus Medical Inc., Cl. A†	1,110,060
10,000	Henry Schein Inc.†	692,400

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care Equipment and Supplies (Continued)
800	Hologic Inc.†	$59,504
4,675	ICU Medical Inc.†	960,432
90,000	InfuSystem Holdings Inc.†	1,832,400
37,000	Integer Holdings Corp.†	3,407,700
16,000	IntriCon Corp.†	410,240
400	iRhythm Technologies Inc.†	55,544
30,000	Medtronic plc.	3,543,900
2,000	Meridian Bioscience Inc.†	52,500
1,000	NanoString Technologies Inc.†	65,710
48,701	Neuronetics Inc.†	602,431
13,251	NuVasive Inc.†	868,736
21,000	Patterson Cos. Inc.	670,950
4,300	Quidel Corp.†	550,099
30,000	Silk Road Medical Inc.†	1,519,500
38,000	SmileDirectClub Inc.†	391,780
4,500	Smith & Nephew plc, ADR	170,550
35,000	Stericycle Inc.†	2,362,850
11,000	Stryker Corp.	2,679,380
25,480	SurModics Inc.†	1,428,664
8,000	The Cooper Companies Inc.	3,072,720
165	Turning Point Therapeutics Inc.†	15,607
33,000	Zimmer Biomet Holdings Inc.	5,282,640

		46,157,548

	Health Care Providers and Services — 21.1%
45,000	AmerisourceBergen Corp.	5,313,150
18,000	Anthem Inc.	6,461,100
50,000	Avantor Inc.†	1,446,500
25,656	CareDx Inc.†	1,746,917
35,500	DaVita Inc.†	3,825,835
35,000	DLH Holdings Corp.†	347,200
27,500	eHealth Inc.†	2,000,075
197,500	Evolent Health Inc., Cl. A†	3,989,500
2,000	GoodRx Holdings Inc., Cl. A†	78,040
45,000	HCA Healthcare Inc.	8,475,300
400	IQVIA Holdings Inc.†	77,256
17,200	Laboratory Corp. of America Holdings†	4,386,516
15,000	McKesson Corp.	2,925,600
700	Medpace Holdings Inc.†	114,835
20,700	NeoGenomics Inc.†	998,361
164,514	Option Care Health Inc.†	2,918,478
43,837	Orthofix Medical Inc.†	1,900,334
5,400	Owens & Minor Inc.	202,986
56,000	PetIQ Inc.†	1,974,560
90,000	PPD Inc.†	3,405,600
1,400	Teladoc Health Inc.†	254,450
101,000	Tenet Healthcare Corp.†	5,252,000
7,300	UnitedHealth Group Inc.	2,716,111

		60,810,704

Shares		Market Value
	Hotels and Gaming — 0.1%
2,000	Ryman Hospitality Properties Inc., REIT†	$155,020

	Household and Personal Products — 3.3%
25,000	Church & Dwight Co. Inc.	2,183,750
25,000	Colgate-Palmolive Co.	1,970,750
57,500	Edgewell Personal Care Co.	2,277,000
30,000	Energizer Holdings Inc.	1,423,800
12,000	The Procter & Gamble Co.	1,625,160

		9,480,460

	Pharmaceuticals — 16.7%
25,000	Abbott Laboratories	2,996,000
26,794	AbbVie Inc.	2,899,647
2,772	ACADIA Pharmaceuticals Inc.†	71,518
25,000	Achaogen Inc.†	647
1,365	Aclaris Therapeutics Inc.†	34,398
101,555	Bausch Health Cos. Inc.†	3,223,356
78,138	Bristol-Myers Squibb Co.	4,932,852
37,200	Cigna Corp.	8,992,728
1,000	Collegium Pharmaceutical Inc.†	23,700
7,000	Intercept Pharmaceuticals Inc.†	161,560
39,571	Johnson & Johnson	6,503,494
71,230	Merck & Co. Inc.	5,491,121
228	Novavax Inc.†	41,339
2,500	Odonate Therapeutics Inc.†	8,550
5,000	OPKO Health Inc.†	21,450
13,000	Paratek Pharmaceuticals Inc.†	91,780
88,586	Perrigo Co. plc.	3,585,075
58,000	Pfizer Inc.	2,101,340
505	Reata Pharmaceuticals Inc., Cl. A†	50,349
12,000	Roche Holding AG, ADR	486,720
90,415	Takeda Pharmaceutical Co. Ltd., ADR	1,650,978
51,020	Teva Pharmaceutical Industries Ltd., ADR†	588,771
585	TG Therapeutics Inc.†	28,197
650	Vertex Pharmaceuticals Inc.†	139,679
44,000	Viatris Inc.†	614,680
20,000	Zoetis Inc.	3,149,600

		47,889,529

	Specialty Chemicals — 1.6%
33,000	International Flavors & Fragrances Inc.	4,607,130

	TOTAL COMMON STOCKS	278,930,762

	PREFERRED STOCKS — 0.0%
	Biotechnology — 0.0%
5,000	XOMA Corp., 8.625%, Ser. A	125,000

	EXCHANGE TRADED FUNDS — 0.0%
200	SPDR S&P Biotech ETF	27,130

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (a) — 0.7%
	Health Care Providers and Services — 0.7%
22,500	Avantor Inc., Ser. A 6.250%, 05/15/22	$2,031,075

	RIGHTS — 0.0%
	Biotechnology — 0.0%
6,907	Tobira Therapeutics Inc., CVR†(b)	414

	Pharmaceuticals — 0.0%
3,500	Ipsen SA/Clementia, CVR†(b)	0

	TOTAL RIGHTS	414

	WARRANTS — 0.0%
	Health Care Providers and Services — 0.0%
105	Option Care Health Inc., Cl. A, expire 07/27/25†	226
105	Option Care Health Inc., Cl. B, expire 07/27/25†	184

	TOTAL WARRANTS	410

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$ 6,586,000	U.S. Treasury Bills,
	0.004% to 0.078%††,
	04/08/21 to 06/17/21	$6,585,948

	TOTAL INVESTMENTS — 100.0% (Cost $172,949,052)	$287,700,739

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depository Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value
North America	83.5%	$240,383,640
Europe	10.5	30,275,384
Japan	5.2	14,847,094
Asia/Pacific	0.8	2,194,621

Total Investments	100.0%	$287,700,739

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